As filed with the Securities and Exchange Commission on April 22, 2010

Registration Nos. 033-05033

811-04642

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	☒

(check appropriate box or boxes)

The Phoenix Edge Series Fund

(Exact Name of Registrant as Specified in Charter)

c/o CT Corporate Systems

155 Federal Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (zip code)

Variable Products Operations

Phoenix Life Insurance Company

800/541-0171

(Registrant’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Shares of the various series of the Phoenix Edge Series Fund.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2010 pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on May 1, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 59 incorporates by reference Part A and B of Post-Effective Amendment No. 58, filed on February 26, 2010 with the Securities and Exchange Commission.

PART C

THE PHOENIX EDGE SERIES FUND

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended Declaration of Trust.

1.	Declaration of Trust of the Registrant establishing The Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

2.	Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

3.	Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund’s borrowing restrictions to California Department’s Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

4.	Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

5.	Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

6.	Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

7.	Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated Bond Series to the Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

8.	Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

9.	Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

10.	Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

11.	Amendment to Declaration of Trust dated May 1, 1998 for scrivener’s error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

12.	Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

13.	Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

14.	Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

15.	Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

16.

Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust NASDAQ-100 Index® Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

17.	Amendment to Declaration of Trust effective September 29, 2000, establishing the Phoenix-Sanford Bernstein Global Value Series and Phoenix-Sanford Bernstein Small-Cap Value Series and changing the name of Phoenix-Schafer Mid-Cap Value Series to Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

18.

Amendment to Declaration of Trust effective May 1, 2001, changing the name of Phoenix-Bankers Trust Dow 30 Series to Phoenix-Deutsche Dow 30 Series, and Phoenix-Bankers Trust NASDAQ-100 Index® Series to Phoenix-Deutsche NASDAQ-100 Index® Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

19.	Amendment to Declaration of Trust effective August 31, 2001 establishing the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Value Series, and changing the name of Phoenix-Janus Equity Income Series to Phoenix-Janus Core Equity Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 33-05033) on April 30, 2003.

20.	Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 033-05033) on March 1, 2002.

21.	Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

22.	Amendment to Declaration of Trust effective May 10, 2002, changing the name of Phoenix-Morgan Stanley Focus Equity Series to Phoenix-Van Kampen Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

23.	Amendment to Declaration of Trust effective August 9, 2002, establishing Phoenix-Kayne Large-Cap Core Series, Phoenix-Kayne Small-Cap Quality Value Series, Phoenix-Lord Abbett Large-Cap Value Series, Phoenix-Lord Abbett Mid-Cap Value Series, Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lazard International Equity Select Series, Phoenix-Lazard Small-Cap Value Series, Phoenix-Lazard U.S. Multi-Cap Series and Phoenix-State Street Research Small-Cap Growth Series and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

24.	Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(b)	Not applicable.

(c)	Not applicable.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreements.

(1)	Amended and Restated Investment Advisory Agreement by and between Registrant and Phoenix Variable Advisors, Inc. dated May 1, 2009 on behalf of Phoenix-Van Kampen Comstock Series and Phoenix-Van Kampen Equity 500 Index Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(2)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated May 1, 2006, on behalf of Phoenix-S&P Dynamic Asset Allocation Series: Moderate, Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth, Phoenix-S&P Dynamic Asset Allocation Series: Growth, and Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on April 28, 2006.

a.	First Amendment to Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated March 3, 2008, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

b.	Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated March 3, 2008, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, to be provided by amendment.

(3)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix-Aberdeen International Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(4)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated September 15, 2008, on behalf of Phoenix Capital Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(5)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix-Duff & Phelps Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(6)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(7)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(8)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(9)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Multi-Sector Short Term Bond Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(10)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(11)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated September 15, 2008 on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(12)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc. dated May 1, 2009 on behalf of Phoenix Mid-Cap Value Series and Phoenix Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

2.	Subadvisory Agreements.

(1)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 4, 2009, on behalf of Phoenix Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(2)	Subadvisory Agreement between Aberdeen Asset Management Inc. and Phoenix Variable Advisors, Inc. dated August 1, 2007, on behalf of Phoenix-Aberdeen International Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(3)	Subadvisory Agreement between Westwood Management Corp. and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Small-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(4)	Subadvisory Agreement between Westwood Management Corp. and Phoenix Variable Advisors, Inc. dated May 1, 2009, on behalf of Phoenix Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(5)	Subadvisory Agreement between Neuberger Berman Management LLC and Phoenix Variable Advisors, Inc. dated May 4, 2009, on behalf of Phoenix Small-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(6)	Limited Services Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Ibbotson Associates, Inc. dated March 3, 2008, on behalf of Phoenix Dynamic Asset Allocation Series: Aggressive Growth, Phoenix Dynamic Asset Allocation Series: Growth, Phoenix Dynamic Asset Allocation Series: Moderate, and Phoenix Dynamic Asset Allocation Series: Moderate Growth, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(7)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated May 1, 2006, on behalf of Phoenix-Van Kampen Comstock Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 33-05033) on April 30, 2007.

(8)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated September 1, 2006, on behalf of the Phoenix-Van Kampen 500 Equity Index Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

a.	Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, dated October 1, 2007, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

b.	Second Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment management Inc., d/b/a Van Kampen, dated December 1, 2008, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(9)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Neuberger Berman Management LLC, dated May 4, 2009, on behalf of the Phoenix Capital Growth Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(10)	Subadvisory Agreement between Duff & Phelps Investment Management Company and Phoenix Variable Advisors, Inc. dated August 1, 2007, covering the Phoenix-Duff & Phelps Real Estate Securities Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(11)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(12)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Multi-Sector Short Term Bond Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(13)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. dated August 1, 2007, covering Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(14)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Phoenix Investment Counsel, Inc. dated August 1, 2007, covering Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(15)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Phoenix Investment Counsel, Inc. dated August 1, 2007, covering Phoenix Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(e)	FORM OF Underwriting Agreement, to be provided by amendment.

(f)	The Phoenix Edge Series Fund Deferred Compensation Program, effective January 1, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(g)	Custodian Agreement.

1.	Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009, to be provided by amendment.

2.	Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon dated December 14, 2009, to be provided by amendment.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 1, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

2.	Service Agreement dated January 1, 2003 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Form N-14 (File No. 333-111961) on January 16, 2004, and filed via Edgar with Post-Effective Amendment No. 49 (File No. 033-05033) on April 27, 2005.

(1)	First Amendment dated November 11, 2003 to Service Agreement dated January 1, 2003 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 11, 2003, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(2)	Second Amendment dated February 27, 2004 to Service Agreement dated January 1, 2003, as amended, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(3)	Third Amendment dated November 15, 2004 to Service Agreement dated January 1, 2003, as amended, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 49 (File No. 33-05033) on April 27, 2005.

(4)	Fourth Amendment dated November 13, 2005 to Service Agreement dated January 1, 2003, as amended, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 52 (File No. 033-05033) on February 3, 2006.

(5)	Fifth Amendment dated November 13, 2007 to Service Agreement dated January 1, 2003, as amended, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, filed via Edgar with Post Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

3.	SPDR Trust, Series 1 Purchasing Fund Agreement, dated May 1, 2006 between State Street Bank and Trust Company, in its capacity as Trustee and on behalf of the SPDR Trust, Series 1 and Phoenix Variable Advisors, Inc. as investment adviser to the Phoenix – S&P Dynamic Asset Allocation Series, a part of The Phoenix Edge Series Fund, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

4.	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

a.	Amendment No. 1 to Amended and Restated Participation Agreement dated March 1, 2008 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, filed via Edgar with Post Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

5.	Administration Agreement between The Phoenix Edge Series Fund and Phoenix Equity Planning Corporation, to be renamed VP Distributors, Inc., dated December 31, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

6.	2009 Amended and Restated Expense Limitation Agreement between The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., dated April 30, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of The Phoenix Edge Series Fund, to be provided by amendment.

(j)	Other Opinions.

1.	Consent of PricewaterhouseCoopers LLP, to be provided by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on February 3, 2006.

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics. [to be provided by amendment]

(q)	Powers of Attorney for all Trustees, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

Item 29.	Persons Controlled By or Under Common Control with Registrant

The following diagram illustrates the Registrant’s place in the organizational structure:

The Phoenix Companies, Inc. (100%) Delaware Phoenix Life Insurance Company (100%) New York

Phoenix Life Separate Account B* (100%) New York

Phoenix Life Separate Account C* (100%) New York

Phoenix Life Separate Account D* (100%) New York

Phoenix Life Variable Accumulation Account* (100%) New York

Phoenix Life Variable Universal life Account* (100%) New York

PM Holdings, Inc. (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account* (100%) Connecticut

PHL Variable Accumulation Account II* (100%) Connecticut

PHL Variable Accumulation Account III* (100%) Connecticut

PHLVIC Variable Universal Life Account* (100%) Connecticut

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account* (100%) Connecticut

The Phoenix Edge Series Fund (0%) Massachusetts business trust

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies, Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (*), all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but not file individual financial statements with the SEC.

Item 30.	Indemnification

The Amended Declaration of Trust dated February 18, 1986, provides that the Fund shall indemnify each of its Trustees and officers against liabilities arising by reason of being or having been a Trustee or officer, except for matters as to which such Trustee or officer shall have been finally adjudicated not to have acted in good faith and except for liabilities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisors and Subadvisors

See in the Prospectus and the Statement of Additional Information for information regarding the business of the advisors and subadvisors.

For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the advisors and subadvisors in the last two years, reference is made to the current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference: Aberdeen Asset Management Inc., SEC File No. 801-49966; Duff & Phelps Investment Management Co., SEC File No. 801-14813; Goodwin Capital Advisers, Inc., SEC File No. 801-8177; Ibbotson Associates, Inc., SEC File No. 801-57505; Morgan Stanley Investment Management Inc., dba Van Kampen, SEC File No. 801-15757; Neuberger Berman Management LLC, SEC File No. 801-8259; Virtus Investment Advisers, Inc., SEC File No. 801-5995; Westwood Management Corp., SEC File No. 801-18727, and Phoenix Variable Advisors, Inc., SEC File No. 801-56484.

Item 32.	Principal Underwriters

1.	Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following registrants:

The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO are as follows:

Name and Principal Address	Positions and Offices with Distributor	Positions and Offices with Registrant
John H. Beers**	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Joseph A. Fillip, Jr.*	Vice President, General Counsel and Assistant Secretary	None

John K. Hillman*	Director, Vice President	None

Kent C. Keim*	Vice President and Treasurer	None

Todd R. Miller*	Vice President, Controller and Chief Financial Officer	None

Susan M. Oberlies*	President, Corporate Counsel, Co-Chief Compliance Officer and Secretary	None

Philip R. Polkinghorn**	Director	President and Trustee

Katherine E. Storck**	Co-Chief Compliance Officer	None
* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. ** The business address of this individual is One American Row, Hartford, CT 06102.

(c)	No commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the following offices:

Secretary of the Fund:	Financial Agent and Transfer Agent:

Kathleen A. McGah, Esq. One American Row Hartford, CT 06103-2899	Phoenix Equity Planning Corporation One American Row P. O. Box 5056 Hartford, CT 06102-5056

PNC Global Investment Servicing 103 Bellevue Parkway Wilmington, DE 19809

Investment Advisor:	Custodian:

Phoenix Variable Advisors, Inc. One American Row P. O. Box 5056 Hartford, CT 06102-5056	The Bank of New York Mellon One Wall Street New York, NY 10286

Investment Subadvisors:

Aberdeen Asset Management, Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103	Morgan Stanley Investment Management Inc., dba Van Kampen 522 Fifth Avenue New York, NY 10036

Duff & Phelps Investment Management Company 200 S. Wacker Drive, Suite 500 Chicago, IL 60606	Neuberger Berman Management LLC 605 Third Avenue, 21st Floor New York, NY 10158

Goodwin Capital Advisers, Inc. One American Row P. O. Box 5056 Hartford, CT 06102-5056	Virtus Investment Advisers, Inc. 100 Pearl Street, 9th Floor Hartford, CT 06103

Ibbotson Associates, Inc. 22 W. Washington Street Chicago, IL 60606-7676	Westwood Management Corp. 200 Crescent Court, Suite 1200 Dallas, TX 75201

Item 34.	Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 22nd day of April, 2010.

THE PHOENIX EDGE SERIES FUND

By:
Philip K. Polkinghorn* President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 22nd day of April, 2010.

Signature	Title

/s/ W. Patrick Bradley	Senior Vice President, Chief Financial Officer, Treasurer and
W. Patrick Bradley	Principal Accounting Officer

Trustee
Frank M. Ellmer*

Trustee
Roger A. Gelfenbien*

Trustee
Eunice S. Groark*

Trustee
John R. Mallin*

Trustee
Hassell H. McClellan*

Trustee and Chairman
Philip R. McLoughlin*

Trustee and President
Philip K. Polkinghorn*

By:	/s/ Kathleen A. McGah

* Kathleen A. McGah, pursuant to Powers of Attorney.

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